Financial instruments (Disclosure of company's financial assets and liabilities) (Details) - CAD ($)	Dec. 31, 2021	Dec. 21, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash	$ 9,273		$ 47,672	$ 25,865
Other receivables	3,750		2,274
Marketable securities	454,219		2,992,500	3,152,813
Related company loan receivable	1,833,979	$ 1,290,000	1,301,013	$ (168,701)
Financial assets	2,301,221		4,343,459
Financial liabilities
Accounts payable and accrued liabilities	(5,536,070)		(1,975,542)
Convertible debentures	0		(171,146)
Loans payable	(647,762)		(846,214)
Net financial liabilities	(3,882,611)		1,350,557
Canadian Dollars [Member]
Financial assets
Cash	9,402		47,802
Other receivables	3,750		2,274
Marketable securities	454,219		2,992,500
Related company loan receivable	1,261,853		842,600
Financial assets	1,729,224		3,885,176
Financial liabilities
Accounts payable and accrued liabilities	(561,752)		(1,060,455)
Convertible debentures			(171,146)
Loans payable	(147,637)		(433,889)
Net financial liabilities	1,019,835		2,219,686
US Dollars [Member]
Financial assets
Cash	(129)		(130)
Other receivables	0		0
Marketable securities	0		0
Related company loan receivable	572,126		458,413
Financial assets	571,997		458,283
Financial liabilities
Accounts payable and accrued liabilities	(4,974,318)		(915,087)
Convertible debentures			0
Loans payable	(500,125)		(412,325)
Net financial liabilities	$ (4,902,446)		$ (869,129)